Commitments and Contingencies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Gross rental expense	$ 199	$ 202	$ 158
Less: sublease revenue	(16)	(29)	(4)
Less: Rock-McGraw rent credit	(23)	(20)	(19)
Net rental expense	$ 160	$ 153	$ 135